Note 9 - Share-Based Compensation (Details) - Assumptions for Valuation of Stock Options	12 Months Ended
	Feb. 02, 2013	Jan. 28, 2012	Jan. 29, 2011
Assumptions for Valuation of Stock Options [Abstract]
Risk-free interest rates	1.21%	2.05%	2.58%
Expected lives (years)	6 years 3 months	6 years 3 months	6 years 3 months
Expected volatility	60.00%	60.00%	62.00%
Expected dividend yields	0.00%